VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Movements in the six months ended June 30, 2020 are summarized as follows;

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2019	3,013,506	(433,601)	2,579,905
Depreciation	—	(59,443)
Additions to vessels and equipment	663,500	—
Transfers from Newbuildings	162,221	—
Balance at June 30, 2020	3,839,227	(493,044)	3,346,183